ADVANCES FROM CUSTOMERS (Details) (USD $)	Sep. 30, 2014		Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Total	$ 14,183,808		$ 25,141,896
Less: Current portion of Advance from customers	9,566,995		13,217,775
Long term advance from customers	4,616,813		11,924,121
Customer E [Member]
Deferred Revenue Arrangement [Line Items]
Total	9,308,736	[1]	15,987,573	[1]
Supply commitment	400,000
Customer F [Member]
Deferred Revenue Arrangement [Line Items]
Total	3,364,155		4,220,355
Customer G [Member]
Deferred Revenue Arrangement [Line Items]
Total	1,086,393		2,996,550
Other Customers [Member]
Deferred Revenue Arrangement [Line Items]
Total	$ 424,524		$ 1,937,418

[1]	Pursuant to the terms of the Company's revised supply agreement with this customer the Company will deliver monthly amounts of polysilicon, totaling no less than $0.4 million from April 2014 to September 2016, or until such time as the advance has been fully utilized.